SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Senior Income Trust
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-08743

          Invesco Van Kampen Senior Income Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Cumulative Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”), Series M, Series T, Series W, Series TH and Series F.
     (2) Date on which the securities may be called or redeemed:
     The ARPS will be redeemed for each series on the following dates:
Series M on August 21, 2012
Series T on August 22, 2012
Series W on August 23, 2012
Series TH on August 24, 2012
Series F on August 20, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares, dated February 18, 2004.

     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
600 outstanding shares of Series M ARPS
600 outstanding shares of Series T ARPS
600 outstanding shares of Series W ARPS
600 outstanding shares of Series TH ARPS
600 outstanding shares of Series F ARPS
With respect to this partial redemption, The Depository Trust Company (“DTC”), as the sole holder of record of each series of the ARPS, will determine how the partial series redemptions will be allocated among each participant broker-dealer account. Each participant broker-dealer, as nominee for underlying beneficial owners (street name shareholders), in turn will determine how redeemed shares are to be allocated among its underlying beneficial owners. The procedures used by various broker-dealers to allocate redeemed shares among beneficial owners may differ from each other as well as from the procedures used by DTC.
          Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of July 2012.

INVESCO VAN KAMPEN SENIOR INCOME TRUST

By:	/s/ Elizabeth Nelson
Name: Elizabeth Nelson
Title: Assistant Secretary